Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	CALVERT TAX FREE RESERVES
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Apr 30, 2012

SUPPLEMENT TO

CALVERT TAX-FREE RESERVES PROSPECTUS
DATED APRIL 30, 2012
Calvert Tax-Free Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT TAX FREE RESERVES
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ctfr1_SupplementTextBlock

SUPPLEMENT TO

CALVERT TAX-FREE RESERVES PROSPECTUS
DATED APRIL 30, 2012
Calvert Tax-Free Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Calvert Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ctfr1_SupplementTextBlock

SUPPLEMENT TO

CALVERT TAX-FREE RESERVES PROSPECTUS
DATED APRIL 30, 2012
Calvert Tax-Free Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT TAX FREE RESERVES
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012